Financial instruments - Schedule of financial liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	$ 0	$ 0
Total	0	0
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	21,503	57,953
Total	39,761	3,309
Accounts payable | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accounts payable | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	4,430	8,716
Accrued expenses | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Accrued expenses | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	14,905	12,947
Current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities	0	0
Current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities	2,168	1,444
Current portion of borrowings with related party | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Current liabilities		0
Current portion of borrowings with related party | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Current liabilities		34,846
Non-current lease liabilities | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities	0	0
Non-current lease liabilities | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities	2,953	$ 3,309
Long-term borrowings with related party | Financial liabilities at fair value through profit or loss
Disclosure of financial liabilities [line items]
Non-current liabilities	0
Long-term borrowings with related party | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Non-current liabilities	$ 36,808